Organization and Nature of Operations	6 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations

1.	Organization and Nature of Operations

Dalrada Financial Corporation, (“Dalrada”), a Wyoming Corporation, and its wholly owned subsidiaries (collectively, the “Company”, “we”, “us” or “our”) is a global solutions provider of clean energy, healthcare, technology, and precision engineering solutions. The company has locations in Malaysia, India, UK, and the USA.

Our operating subsidiaries are Dalrada Precision, Dalrada Health Products, and Dalrada Technologies. The subsidiaries are positioned to service the clean energy, healthcare, and technology industries. We market numerous products and services which continuously build upon our core by bringing innovation to a complex new world. During calendar year 2021, the Company expanded its healthcare segment into education, health wellness and rejuvenation as well as COVID-19 testing. As consumers, businesses, and governments seek alternative solutions, Dalrada’s subsidiaries respond with affordable, accessible, and impactful innovations.

The COVID-19 pandemic continues to evolve, and the extent to which COVID-19 may impact the Company’s business will depend on future developments, which are highly uncertain and cannot be predicted with confidence, such as the ultimate geographic spread of the disease, the duration of the pandemic, the emergence and impact of variants, vaccinations, travel restrictions and social distancing in the United States and other countries, business closures or business disruptions, and the effectiveness of actions taken in the United States and other countries to contain and treat the disease. While the Company experienced increased revenue levels in 2021 related to its COVID-19 testing business, these results are not expected to be indicative of future results.

The Company's principal executive offices are located at 600 La Terraza Blvd., Escondido, California 92025. For more information about the Company’s products visit www.dalrada.com

Going Concern

These condensed consolidated financial statements have been prepared on a going concern basis, which implies that the Company will continue to realize its assets and discharge its liabilities in the normal course of business. As of December 31, 2021, the Company has an accumulated deficit of $112,989,191. The Company closed a convertible debenture funding on February 4, 2022 for a total principal amount of $3,000,000 (see Note 14. Subsequent Events for additional information). The continuation of the Company as a going concern is dependent upon the continued financial support from related parties, and its ability to identify future investment opportunities and obtain the necessary debt or equity financing, and generating profitable operations from the Company’s future operations. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These condensed consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.